Not FDIC Insured May Lose Value No Bank Guarantee
132-Q1PH

Schedule of Investments
(unaudited)
Franklin Gold and Precious Metals Fund 2
Notes to Schedule of Investments 7

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited), October 31, 2022
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks 98.6%
Copper 0.9%
a,b
Imperial Metals Corp. .................................. Canada 2,065,330 $ 3,683,758
a
SolGold plc, (CAD Traded) .............................. Australia 12,150,000 2,229,522
a
SolGold plc, (GBP Traded) .............................. Australia 10,650,000 1,954,147
a
Vizsla Copper Corp. ................................... Canada 1,850,000 101,842
7,969,269
Diversified Metals & Mining 9.7%
a,b
Aclara Resources, Inc. ................................. United Kingdom 444,972 89,817
a
Adventus Mining Corp. ................................. Canada 3,350,000 725,374
a,c
Adventus Mining Corp., 144A ............................ Canada 4,500,000 974,384
a
Arizona Metals Corp. ................................... Canada 150,000 385,349
a,c
Arizona Metals Corp., 144A .............................. Canada 1,244,000 3,195,831
a
Aston Minerals Ltd. .................................... Australia 25,000,000 1,187,376
a
Azimut Exploration, Inc. ................................. Canada 1,950,000 715,649
a
Bluestone Resources, Inc. ............................... Canada 550,000 246,257
a,c
Bluestone Resources, Inc., 144A .......................... Canada 6,800,000 3,044,627
a
Bravo Mining Corp. .................................... Canada 2,880,000 3,635,936
a
Chalice Mining Ltd. .................................... Australia 4,734,965 12,928,980
a,d
Clean Air Metals, Inc. .................................. Canada 10,315,600 757,164
a,c,d
Euro Sun Mining, Inc., 144A ............................. Canada 10,000,000 477,099
a,c,d
G Mining Ventures Corp., 144A ........................... Canada 18,750,000 8,945,611
a
Ivanhoe Electric, Inc. ................................... United States 306,000 3,200,760
a,c
Ivanhoe Mines Ltd., 144A ............................... Canada 2,035,000 14,115,348
a
Ivanhoe Mines Ltd., A .................................. Canada 420,000 2,913,241
a
Leo Lithium Ltd. ...................................... Australia 5,172,756 2,039,650
a
Matador Mining Ltd. ................................... Australia 10,813,044 614,706
a,d
Max Resource Corp. ................................... Canada 6,000,000 1,629,477
a,b
OreCorp Ltd. ......................................... Australia 4,200,000 898,257
a
Prime Mining Corp. .................................... Canada 3,500,000 3,031,415
a
Sunrise Energy Metals Ltd. .............................. Australia 1,359,999 1,753,750
a,d,e,f
Talisker Resources Ltd. ................................. Canada 4,500,000 340,876
a,d
Talisker Resources Ltd. ................................. Canada 21,900,000 1,848,576
a
Vizsla Silver Corp. ..................................... Canada 5,550,000 6,395,699
a
Western Copper & Gold Corp. ............................ Canada 930,000 1,208,236
a,b
Western Copper & Gold Corp. ............................ Canada 2,430,000 3,157,002
80,456,447
Environmental & Facilities Services 0.0%
†
a,b
Clean TeQ Water Ltd. .................................. Australia 679,999 169,635
a
Gold 77.8%
Agnico Eagle Mines Ltd., (CAD Traded) ..................... Canada 405,859 17,853,149
Agnico Eagle Mines Ltd., (USD Traded) ..................... Canada 40,000 1,758,400
Alamos Gold, Inc., (CAD Traded), A ........................ Canada 2,373,316 18,726,620
Alamos Gold, Inc., (USD Traded), A ........................ Canada 1,744,500 13,764,105
AngloGold Ashanti Ltd., ADR ............................. Tanzania 1,564,823 20,420,940
a
Artemis Gold, Inc. ..................................... Canada 3,720,000 10,211,979
a,b,c,d
Ascot Resources Ltd., 144A ............................. Canada 6,500,000 2,051,527
a,c,d
Ascot Resources Ltd., 144A ............................. Canada 22,220,000 7,013,065
a,b
Auteco Minerals Ltd. ................................... Australia 93,057,775 2,683,066
B2Gold Corp. ........................................ Canada 7,183,694 21,934,943
a,d
Banyan Gold Corp. .................................... Canada 18,417,629 4,934,259
Barrick Gold Corp. .................................... Canada 2,962,383 44,524,616
a
Bellevue Gold Ltd. ..................................... Australia 14,944,000 7,054,411
a,b
Belo Sun Mining Corp. ................................. Canada 3,500,000 655,094
a,c
Belo Sun Mining Corp., 144A ............................. Canada 3,800,000 711,245
a,d
Black Cat Syndicate Ltd. ................................ Australia 11,522,800 2,207,587
a
Bonterra Resources, Inc. ................................ Canada 3,500,000 976,218
a,b
Breaker Resources NL ................................. Australia 16,000,000 2,853,474

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
Centamin plc ......................................... Egypt 13,615,200 $ 13,841,151
Centerra Gold, Inc. .................................... Kyrgyzstan 3,200 14,868
a,c
Centerra Gold, Inc., 144A ............................... Kyrgyzstan 2,825,900 13,129,732
a
Cerrado Gold, Inc. ..................................... Canada 2,800,000 1,541,397
a
De Grey Mining Ltd. ................................... Australia 5,000,000 3,382,439
Dundee Precious Metals, Inc. ............................ Canada 3,207,415 14,549,196
a
Eldorado Gold Corp. ................................... Turkey 1,848,724 10,326,475
a
Emerald Resources NL ................................. Australia 17,220,000 12,474,448
Endeavour Mining plc .................................. Burkina Faso 2,532,114 45,033,120
a,b,d
Falcon Metals Ltd. ..................................... Australia 9,225,414 1,121,692
a,e
Firefinch Ltd. ......................................... Australia 18,028,500 691,916
a
First Mining Gold Corp. ................................. Canada 7,500,000 1,128,523
a,b
Galiano Gold, Inc. ..................................... Canada 9,264,362 4,556,021
a
Gascoyne Resources Ltd. ............................... Australia 3,690,800 540,958
a
Genesis Minerals Ltd. .................................. Australia 6,298,509 4,629,200
a,d
Geopacific Resources Ltd. .............................. Australia 38,375,694 1,448,274
Gold Fields Ltd. ....................................... South Africa 999,800 8,010,551
a,d
Gold Mountain Mining Corp. ............................. Canada 3,900,000 386,451
a,d
Gold Mountain Mining Corp. ............................. Canada 2,050,000 203,134
a,d
HighGold Mining, Inc. .................................. Canada 4,803,000 2,256,254
Hochschild Mining plc .................................. Peru 2,038,520 1,245,567
a,b
i-80 Gold Corp. ....................................... Canada 2,015,000 3,372,137
a,c
i-80 Gold Corp., 144A .................................. Canada 675,000 1,129,624
a,d
Integra Resources Corp., (CAD Traded) .................... Canada 2,260,000 1,227,540
a,d
Integra Resources Corp., (USD Traded) .................... Canada 1,850,000 1,091,500
a,b
K92 Mining, Inc. ...................................... Canada 1,300,000 5,906,489
a,d
Liberty Gold Corp. ..................................... Canada 16,329,800 4,015,328
a,c,d
Liberty Gold Corp., 144A ................................ Canada 2,600,000 639,313
a
Lion One Metals Ltd. ................................... Canada 4,312,400 2,184,055
a,c
Lion One Metals Ltd., 144A .............................. Canada 4,024,000 2,037,992
a,e,f
Lydian International Ltd. ................................ Jersey 6,375,000 —
a,e,f
Lydian International Ltd., 144A ........................... Jersey 25,250,000 —
a
Marathon Gold Corp. ................................... Canada 6,450,000 3,976,806
a,b
Marathon Gold Corp. ................................... Canada 3,459,000 2,132,677
a,d
Mawson Gold Ltd. ..................................... Canada 18,100,000 1,859,953
c
Mineros SA, 144A ..................................... Colombia 4,115,000 2,416,324
a,d
Monarch Mining Corp. .................................. Canada 6,000,000 242,220
a,d,e,f
Moneta Gold, Inc., 144A ................................ Canada 2,000,000 1,998,538
a,b,d
Newcore Gold Ltd. .................................... Canada 9,200,000 1,418,086
Newcrest Mining Ltd., (AUD Traded) ....................... Australia 2,501,914 27,709,401
Newcrest Mining Ltd., (CAD Traded) ....................... Australia 301,129 3,322,056
Newmont Corp. ....................................... United States 634,614 26,856,864
a,d
Nighthawk Gold Corp. .................................. Canada 5,761,000 1,268,570
Northern Star Resources Ltd. ............................ Australia 1,042,254 5,816,922
a,d
O3 Mining, Inc. ....................................... Canada 4,150,000 3,655,314
a,d,e,f
O3 Mining, Inc. ....................................... Canada 950,000 791,773
a
OceanaGold Corp. .................................... Australia 9,063,488 13,172,127
a,b
Ora Banda Mining Ltd. ................................. Australia 26,707,692 1,293,210
a
Orla Mining Ltd. ...................................... Canada 4,640,653 14,646,806
a,c
Orla Mining Ltd., 144A .................................. Canada 2,000,000 6,312,390
a,c
Osisko Development Corp., 144A ......................... Canada 960,849 3,949,467
a
Osisko Mining, Inc. .................................... Canada 7,900,000 16,467,998
a,d
Pantoro Ltd. ......................................... Australia 87,025,525 7,753,171
a,c
Perpetua Resources Corp., 144A ......................... United States 403,000 946,565
Perseus Mining Ltd. ................................... Australia 29,558,141 34,426,377
a
Predictive Discovery Ltd. ................................ Australia 61,751,010 5,924,855
a,d
Probe Metals, Inc. ..................................... Canada 705,000 595,090
a,c,d
Probe Metals, Inc., 144A ................................ Canada 5,200,000 4,389,313

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a,c,d
Pure Gold Mining, Inc., 144A ............................. Canada 26,000,000 $ 286,259
a,d
Red 5 Ltd. ........................................... Australia 187,628,277 19,125,957
a,e,f
Reunion Gold Corp. ................................... Canada 13,000,000 3,729,952
a,d
RTG Mining, Inc. ...................................... Australia 1,769,918 58,460
a,c,d
RTG Mining, Inc., 144A ................................. Australia 2,397,790 79,199
a,d
RTG Mining, Inc., CDI .................................. Australia 64,487,582 2,058,321
a,d
Saturn Metals Ltd. ..................................... Australia 7,783,333 1,394,010
a
Skeena Resources Ltd. ................................. Canada 2,193,550 9,885,788
a
Solstice Minerals Ltd. .................................. Australia 417,327 40,041
SSR Mining, Inc. ...................................... Canada 2,401,555 33,068,975
a
St. Augustine Gold and Copper Ltd., (CAD Traded) ............ United States 5,137,336 245,102
a,c
St. Augustine Gold and Copper Ltd., (CAD Traded), 144A ....... United States 16,383,333 781,648
a,c
St. Augustine Gold and Copper Ltd., (USD Traded), 144A ....... United States 10,000,000 477,099
a
St. Barbara Ltd. ....................................... Australia 9,008,021 2,932,677
a
Superior Gold, Inc. .................................... Canada 500,000 73,400
a,c
Superior Gold, Inc., 144A ............................... Canada 5,350,000 785,379
a
Thesis Gold, Inc. ...................................... Canada 2,975,000 1,812,427
a
Torex Gold Resources, Inc. .............................. Canada 191,100 1,301,679
a,c
Torex Gold Resources, Inc., 144A ......................... Canada 1,430,000 9,740,458
a
Troilus Gold Corp. ..................................... Canada 8,900,000 2,351,732
a,d
Tulla Resources plc, CDI ................................ Australia 14,135,802 3,344,361
a
Victoria Gold Corp. .................................... Canada 1,210,000 6,101,512
a
West African Resources Ltd. ............................. Australia 12,764,984 8,452,173
a
Westhaven Gold Corp. ................................. Canada 3,202,375 893,205
a,d,e
Wiluna Mining Corp. Ltd. ................................ Australia 19,510,000 586,066
645,398,796
Precious Metals & Minerals 7.9%
Anglo American Platinum Ltd. ............................ South Africa 92,556 7,371,117
a
Aurion Resources Ltd. .................................. Canada 4,500,000 1,552,408
a,d
Benchmark Metals, Inc. ................................. Canada 1,500,000 423,884
a,d
Benchmark Metals, Inc. ................................. Canada 9,790,300 2,766,637
a,d,e,f
Benchmark Metals, Inc. ................................. Canada 2,000,000 510,571
a,b
Eastern Platinum Ltd. .................................. Canada 2,484,204 319,095
Impala Platinum Holdings Ltd. ............................ South Africa 1,470,000 15,053,380
b
Impala Platinum Holdings Ltd., ADR ....................... South Africa 1,206,100 12,290,159
a,d
Millennial Precious Metals Corp. .......................... Canada 10,168,700 1,642,039
a
Northam Platinum Holdings Ltd. .......................... South Africa 1,064,019 9,986,883
a,b,d
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 2,042,787 3,103,765
a,d
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 1,779,911 2,704,357
a,c,d
Platinum Group Metals Ltd., (CAD Traded), 144A ............. South Africa 97,760 148,534
a,b,d
Platinum Group Metals Ltd., (USD Traded) .................. South Africa 4,041,856 6,224,458
a,c,d
Platinum Group Metals Ltd., (USD Traded), 144A ............. South Africa 36,628 55,652
a
Sable Resources Ltd. .................................. Canada 12,000,000 616,559
a,d
TDG Gold Corp. ...................................... Canada 2,080,000 244,275
a,c,d
TDG Gold Corp., 144A ................................. Canada 4,750,000 557,839
65,571,612
Silver 2.3%
a
Gatos Silver, Inc. ...................................... United States 607,157 2,003,618
a
GoGold Resources, Inc. ................................ Canada 9,262,858 10,266,380
Pan American Silver Corp. .............................. Canada 123,021 1,963,966
a,d
Silver Mountain Resources, Inc. .......................... Canada 7,300,000 1,875,367
a,c,d
Silver Tiger Metals, Inc., 144A ............................ Canada 17,500,000 2,761,670
18,871,001
Total Common Stocks (Cost $985,601,873) .....................................
818,436,760

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Rights a Value
a a a
Rights 0.2%
Gold 0.0%
†
a,d,e
Kinross Gold Corp., CVR , 2/24/32 ......................... Canada 660,000 $ 48,444
Silver 0.2%
a
Pan American Silver Corp., CVR , 2/22/29 ................... Canada 1,850,600 1,110,360
Total Rights (Cost $856,772) ..................................................
1,158,804
Warrants
a a a
Warrants 0.3%
Diversified Metals & Mining 0.1%
a,e,f
Adventus Mining Corp., 144A, 7/26/23 ...................... Canada 1,000,000 9,134
a,d,e,f
Clean Air Metals, Inc., 144A, 2/23/23 ....................... Canada 1,379,500 8
a,d,e,f
Clean Air Metals, Inc., 144A, 2/23/24 ....................... Canada 3,600,000 28,580
a,d,e,f
Euro Sun Mining, Inc., 144A, 6/05/23 ....................... Canada 5,000,000 741
a,d,e,f
G Mining Ventures Corp., 144A, 8/20/24 .................... Canada 3,750,000 77,243
a,d,e,f
Max Resource Corp., 144A, 10/05/23 ...................... Canada 6,000,000 205,711
a,e,f
Prime Mining Corp., 144A, 4/27/24 ........................ Canada 650,000 49,665
a,d,e,f
Talisker Resources Ltd., 144A, 1/11/25 ..................... Canada 4,500,000 148,149
a,c
Vizsla Silver Corp., 144A, 12/03/22 ........................ Canada 850,000 18,717
537,948
Gold 0.2%
a,d,e,f
Ascot Resources Ltd., 144A, 3/08/24 ....................... Canada 1,650,000 64,188
a,d,f
Gold Mountain Mining Corp., 144A, 4/21/24 .................. Canada 1,025,000 2,212
a,e
Marathon Gold Corp., 9/19/24 ............................ Canada 3,225,000 368,454
a,d,e,f
Monarch Mining Corp., 144A, 4/06/27 ...................... Canada 6,000,000 135,097
a,b,c,d,e
Nighthawk Gold Corp., 144A, 6/08/23 ...................... Canada 1,630,500 17
a,d
Nighthawk Gold Corp., 5/03/24 ........................... Canada 1,250,000 36,700
a
Osisko Development Corp., 12/01/23 ...................... Canada 737,500 75,785
a,e,f
Osisko Development Corp., 144A, 3/27/27 .................. Canada 1,825,000 686,667
a,d,e,f
Probe Metals, Inc., 144A, 11/24/22 ........................ Canada 1,700,000 —
a,d,e,f
Probe Metals, Inc., 144A, 3/08/24 ......................... Canada 900,000 9,776
a,d,f
Pure Gold Mining, Inc., 144A, 11/13/22 ..................... Canada 26,000,000 —
a,e,f
Reunion Gold Corp., 144A, 7/08/24 ........................ Canada 6,500,000 520,902
a
Troilus Gold Corp., 6/30/23 .............................. Canada 1,000,000 75,235
a
Westhaven Gold Corp., 3/03/23 ........................... Canada 2,100,000 88,630
a,d,e
Wiluna Mining Corp. Ltd., 12/31/24 ........................ Australia 9,755,000 —
2,063,663
Precious Metals & Minerals 0.0%
†
a,d,e,f
Benchmark Metals, Inc., 144A, 12/09/23 .................... Canada 750,000 3,984
a,d,e,f
Benchmark Metals, Inc., 9/29/24 .......................... Canada 1,000,000 54,578
a,d,e,f
Millennial Precious Metals Corp., 5/18/24 ................... Canada 2,650,000 49,689
108,251
Silver 0.0%
†
a,c,d
Silver Mountain Resources, Inc., 144A, 1/31/24 ............... Canada 3,650,000 107,164
Total Warrants (Cost $–) ......................................................
2,817,026
Total Long Term Investments (Cost $986,458,645) ...............................
822,412,590
a

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 15 .
Short Term Investments 1.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.2%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 9,719,343 $ 9,719,343
Total Money Market Funds (Cost $9,719,343) ...................................
9,719,343
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.3%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 2,275,000 2,275,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
i
Joint Repurchase Agreement, J.P. Morgan Securities LLC, 3%,
11/01/22 (Maturity Value $578,919)
Collateralized by U.S. Treasury Bill, Discount Note, 1/05/23; and
U.S. Treasury Notes, 0.625% - 2.125%, 5/31/23 - 10/31/24 (valued at $590,449) ....................................... 578,871 578,871
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$2,853,871) .................................................................
2,853,871
Total Short Term Investments (Cost $12,573,214 ) ................................
12,573,214
a
Total Investments (Cost $999,031,859) 100.6% ..................................
$834,985,804
Other Assets, less Liabilities (0.6)% ...........................................
(5,134,441)
Net Assets 100.0% ...........................................................
$829,851,363
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at October 31, 2022.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2022, the aggregate value of these securities was $91,279,092, representing 11.0% of net assets.
d
See Note 4 regarding holdings of 5% voting securities.
e
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
f
See Note 3 regarding restricted securities.
g
See Note 5 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2022, all repurchase agreements had been entered into on that date.

Franklin Gold and Precious Metals Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m Eastern time. At October 31, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At October 31, 2022, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 (1933 Act), were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold a nd Precious Metals Fund
1,000,000
a
Adventus Mining Corp., 144A, 7/26/23 ............ 1/27/22 $ — $ 9,134
1,650,000
b
Ascot Resources Ltd., 144A, 3/08/24 ............. 3/09/22 — 64,188
2,000,000
c
Benchmark Metals , Inc... ...................... 9/26/22 611,621 510,571
750,000
c
Benchmark Metals, Inc., 144A, 12/09/23 ........... 12/10/21 — 3,984
1,000,000
c
Benchmark Metals, Inc., 9/29/24 ................ 9/30/22 — 54,578
1,379,500
d
Clean Air Metals, Inc., 144A, 2/23/23 ............. 2/24/21 — 8
3,600,000
d
Clean Air Metals, Inc., 144A, 2/23/24 ............. 2/24/22 — 28,580
5,000,000
e
Euro Sun Mining, Inc., 144A, 6/05/23 ............. 6/09/20 — 741
3,750,000
f
G Mining Ventures Corp., 144A, 8/20/24 ........... 9/16/21 — 77,243
1,025,000
g
Gold Mountain Mining Corp., 144A, 4/21/24 ........ 4/22/22 — 2,212
6,375,000 Lydian International Ltd. ....................... 11/24/17 2,098,016 —
25,250,000 Lydian International Ltd., 144A .................. 3/06/12 - 3/10/16 14,750,154 —
6,000,000
h
Max Resources Ltd., 144A, 10/05/23 ............. 5/20/22 — 205,711
2,650,000
i
Millennial Precious Metals Corp., 5/18/24 .......... 6/17/22 — 49,689
6,000,000
j
Monarch Mining Corp., 144A, 4/06/27 ............. 4/07/22 — 135,097
2,000,000 Moneta Gold, Inc., 144A ....................... 8/18/22 2,543,782 1,998,538
950,000
k
O3 Mining, Inc. .............................. 8/19/22 1,177,036 791,773
1,825,000
l
Osisko Development Corp., 144A, 3/27/27 ......... 3/03/22 — 686,667
650,000
m
Prime Mining Corp., 144A, 4/27/24 ............... 4/28/21 — 49,665
1,700,000
n
Probe Metals, Inc., 144A, 11/24/22 ............... 11/23/20 - 11/24/20 — —
900,000
n
Probe Metals, Inc., 144A, 3/08/24 ................ 3/09/22 — 9,776
26,000,000
o
Pure Gold Mining, Inc., 144A, 11/13/22 ............ 5/27/22 — —
13,000,000 Reunion Gold Corp. .......................... 7/07/22 2,604,508 3,729,952
6,500,000 Reunion Gold Corp., 144A, 7/08/24 .............. 7/11/22 — 520,902
4,500,000
p
Talisker Resources Ltd ........................ 8/10/22 563,512 340,876
4,500,000
p
Talisker Resources Ltd., 144A, 1/11/25 ............ 8/12/22 — 148,149
Total Restricted Securities (Value is 1.1% of Net Assets) .............. $24,348,629 $9,418,034
2. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended October 31, 2022, investments in “affiliated companies” were as follows:
a
The Fund also invests in unrestricted securities of the issuer, valued at $1,699,758 as of October 31, 2022.
b
The Fund also invests in unrestricted securities of the issuer, valued at $9,064,592 as of October 31, 2022.
c
The Fund also invests in unrestricted securities of the issuer, valued at $3,190,521 as of October 31, 2022.
d
The Fund also invests in unrestricted securities of the issuer, valued at $757,164 as of October 31, 2022.
e
The Fund also invests in unrestricted securities of the issuer, valued at $477,099 as of October 31, 2022.
f
The Fund also invests in unrestricted securities of the issuer, valued at $8,945,611 as of October 31, 2022.
g
The Fund also invests in unrestricted securities of the issuer, valued at $589,585 as of October 31, 2022.
h
The Fund also invests in unrestricted securities of the issuer, valued at $1,629,477 as of October 31, 2022.
i
The Fund also invests in unrestricted securities of the issuer, valued at $1,642,039 as of October 31, 2022.
j
The Fund also invests in unrestricted securities of the issuer, valued at $242,220 as of October 31, 2022.
k
The Fund also invests in unrestricted securities of the issuer, valued at $3,655,314 as of October 31, 2022.
l
The Fund also invests in unrestricted securities of the issuer, valued at $4,025,253 as of October 31, 2022.
m
The Fund also invests in unrestricted securities of the issuer, valued at $3,031,415 as of October 31, 2022.
n
The Fund also invests in unrestricted securities of the issuer, valued at $4,984,403 as of October 31, 2022.
o
The Fund also invests in unrestricted securities of the issuer, valued at $286,260 as of October 31, 2022.
p
The Fund also invests in unrestricted securities of the issuer, valued at $1,848,576 as of October 31, 2022.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Gold a nd Precious Metals Fund
Non-Controlled Affiliates
Dividends
Ascot Resources Ltd.,
144A ........... $ 1,928,934 $ — $ — $ — $ 122,593 $ 2,051,527 6,500,000 $ —
Ascot Resources Ltd.,
144A ........... 6,593,987 — — — 419,078 7,013,065 22,220,000 —
Ascot Resources Ltd.,
144A, 3/08/24 ..... 90,648 — — — (26,460) 64,188 1,650,000 —
Banyan Gold Corp. ... 6,878,581 — — — (1,944,322) 4,934,259 18,417,629 —
Benchmark Metals, Inc. 702,851 — — — (278,967) 423,884 1,500,000 —
Benchmark Metals, Inc. 4,587,411 — — — (1,820,774) 2,766,637 9,790,300 —
Benchmark Metals, Inc. — 611,621
a
— — (101,050) 510,571 2,000,000 —
Benchmark Metals, Inc.,
144A, 12/09/23 .... 30,232 — — — (26,248) 3,984 750,000 —
Benchmark Metals, Inc.,
9/29/24 .......... — —
a
— — 54,578 54,578 1,000,000 —
Black Cat Syndicate Ltd 3,048,844 — — — (841,257) 2,207,587 11,522,800 —
Clean Air Metals, Inc. .. 1,450,065 — — — (692,901) 757,164 10,315,600 —
Clean Air Metals, Inc.,
144A, 2/23/23 ..... 878 — — — (870) 8 1,379,500 —
Clean Air Metals, Inc.,
144A, 2/23/24 ..... 87,884 — — — (59,304) 28,580 3,600,000 —
3. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Euro Sun Mining, Inc.,
144A ........... $ 859,039 $ — $ — $ — $ (381,940) $ 477,099 10,000,000 $ —
Euro Sun Mining, Inc.,
144A, 6/05/23 ..... 11,761 — — — (11,020) 741 5,000,000 —
Falcon Metals Ltd. .... 1,460,861 — — — (339,169) 1,121,692 9,225,414 —
G Mining Ventures Corp.,
144A ........... — 10,711,519
a
— — (1,765,908) 8,945,611 18,750,000 —
G Mining Ventures Corp.,
144A, 8/20/24 ..... 526,066 — — — (448,823) 77,243 3,750,000 —
Geopacific Resources Ltd. 1,902,429 — — — (454,155) 1,448,274 38,375,694 —
Gold Mountain Mining
Corp . ........... 1,172,589 — — — (786,138) 386,451 3,900,000 —
Gold Mountain Mining
Corp. ........... 616,361 — — — (413,227) 203,134 2,050,000 —
Gold Mountain Mining
Corp., 144A, 4/21/24 . 41,792 — — — (39,580) 2,212 1,025,000 —
HighGold Mining, Inc. .. 3,338,282 — — — (1,082,028) 2,256,254 4,803,000 —
Integra Resources Corp.,
(CAD Traded) ..... 1,535,494 — — — (307,954) 1,227,540 2,260,000 —
Integra Resources Corp.,
(USD Traded) ..... 1,258,185 — — — (166,685) 1,091,500 1,850,000 —
Kinross Gold Corp., CVR,
2/24/32 .......... 51,542 — — — (3,098) 48,444 660,000 —
Liberty Gold Corp .... 6,185,047 — — — (2,169,719) 4,015,328 16,329,800 —
Liberty Gold Corp., 144A 984,772 — — — (345,459) 639,313 2,600,000 —
Lion One Metals Ltd. .. 4,647,491 — — — —
b
—
b
—
b
—
Lion One Metals Ltd.,
144A ........... 4,336,680 — — — —
b
—
b
—
b
—
Mawson Gold Ltd ..... 1,554,861 —
a
— — 305,092 1,859,953 18,100,000 —
Max Resource Corp ... — 2,785,838
a
— — (1,156,361) 1,629,477 6,000,000 —
Max Resources Ltd., 144A,
10/05/23 ......... 403,169 — — — (197,458) 205,711 6,000,000 —
Millennial Precious Metals
Corp ............ 2,223,535 — — — (581,496) 1,642,039 10,168,700 —
Millennial Precious Metals
Corp., 5/18/24 ..... 162,133 — — — (112,444) 49,689 2,650,000 —
Monarch Mining Corp .. 2,188,325 —
a
— — (1,946,105) 242,220 6,000,000 —
Monarch Mining Corp.,
144A, 4/06/27 ..... 697,256 — — — (562,159) 135,097 6,000,000 —
Moneta Gold, Inc., 144A — 2,543,782 — — (545,244) 1,998,538 2,000,000 —
Newcore Gold Ltd .... 2,155,408 — — — (737,322) 1,418,086 9,200,000 —
Nighthawk Gold Corp .. 1,889,590 — — — (621,020) 1,268,570 5,761,000 —
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Nighthawk Gold Corp.,
144A, 6/08/23 ..... $ 3,299 $ — $ — $ — $ (3,282) $ 17 1,630,500 $ —
Nighthawk Gold Corp.,
5/03/24 .......... 63,452 — — — (26,752) 36,700 1,250,000 —
O3 Mining, Inc. ...... — 1,177,037 — — (385,264) 791,773 950,000 —
O3 Mining, Inc . ...... 5,801,250 — — — (2,145,936) 3,655,314 4,150,000 —
Pantoro Ltd ......... 9,269,140 1,624,258
a
— — (3,140,227) 7,753,171 87,025,525 —
Platinum Group Metals
Ltd., (CAD Traded) .. 3,270,374 — — — (166,609) 3,103,765 2,042,787 —
Platinum Group Metals
Ltd., (CAD Traded) .. 2,849,525 — — — (145,168) 2,704,357 1,779,911 —
Platinum Group Metals
Ltd., (CAD Traded),
144A ........... 156,508 — — — (7,974) 148,534 97,760 —
Platinum Group Metals
Ltd., (USD Traded) .. 6,507,388 — — — (282,930) 6,224,458 4,041,856 —
Platinum Group Metals
Ltd., (USD Traded),
144A ........... 58,639 — — — (2,987) 55,652 36,628 —
Probe Metals Inc ..... 820,344 — — — (225,254) 595,090 705,000 —
Probe Metals, Inc., 144A 6,050,761 — — — (1,661,448) 4,389,313 5,200,000 —
Probe Metals, Inc., 144A,
11/24/22 ......... 77,040 — — — (77,040) — 1,700,000 —
Probe Metals, Inc., 144A,
3/08/24 .......... 157,862 — — — (148,086) 9,776 900,000 —
Pure Gold Mining, Inc.,
144A ........... — 3,039,040
a
— — (2,752,781) 286,259 26,000,000 —
Pure Gold Mining, Inc.,
144A, 11/13/22 ..... — —
a
— — — — 26,000,000 —
Red 5 Ltd. ......... 32,018,514 1,560,720
a
— — (14,453,277) 19,125,957 187,628,277 —
RTG Mining, Inc. ..... 89,844 — — — (31,384) 58,460 1,769,918 —
RTG Mining, Inc., 144A . 121,715 — — — (42,516) 79,199 2,397,790 —
RTG Mining, Inc., CDI .. 3,063,908 — — — (1,005,587) 2,058,321 64,487,582 —
Sable Resources Ltd. .. 2,202,265 — — — —
b
—
b
—
b
—
Saturn Metals Ltd. .... 1,658,655 — — — (264,645) 1,394,010 7,783,333 —
Silver Mountain Resources
Inc. ............ 1,282,702 — — — 592,665 1,875,367 7,300,000 —
Silver Mountain
Resources, Inc., 144A,
1/31/24 .......... 178,153 — — — (70,989) 107,164 3,650,000 —
Silver Tiger Metals, Inc.,
144A ........... 4,099,961 — — — (1,338,291) 2,761,670 17,500,000 —
Talisker Resources Ltd . — 563,513
a
— — (222,637) 340,876 4,500,000 —
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended October 31,
2022, the Fund held investments in affiliated management investment companies as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Talisker Resources Ltd. . $ 2,479,891 $ — $ — $ — $ (631,315) $ 1,848,576 21,900,000 $ —
Talisker Resources Ltd.,
144A, 1/11/25 ..... — —
a
— — 148,149 148,149 4,500,000 —
TDG Gold Corp ...... 259,898 — — — (15,623) 244,275 2,080,000 —
TDG Gold Corp., 144A . 585,027 — — — (27,188) 557,839 4,750,000 —
Thesis Gold, Inc. ..... 3,229,403 — — — —
b
—
b
—
b
—
Troilus Gold Corp. .... 3,405,701 — — — —
b
—
b
—
b
—
Troilus Gold Corp., 6/30/23 29,285 — — — —
b
—
b
—
b
—
Tulla Resources plc, CDI 4,013,747 935,200 — — (1,604,586) 3,344,361 14,135,802 —
Wiluna Mining Corp Ltd . 2,898,345 — — — (2,312,279) 586,066 19,510,000 —
Wiluna Mining Corp Ltd.,
12/31/24 ......... 272,633 — — — (272,633) — 9,755,000 —
Total Affiliated Securities
(Value is 14.2% of Net
Assets) .......... $162,578,212 $25,552,528 $— $— $(52,789,198) $117,490,717 $—
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of October 31, 2022, no longer an affiliate.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $ 4,427,844 $ 37,279,295 $ (31,987,796) $ — $ — $ 9,719,343 9,719,343 $ 32,893
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $3,062,000 $8,827,000 $(9,614,000) $— $— $2,275,000 2,275,000 $17,051
Total Affiliated Securities ... $7,489,844 $46,106,295 $(41,601,796) $— $— $11,994,343 $49,944
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks :
Copper .............................. $ 7,969,269 $ — $ — $ 7,969,269
Diversified Metals & Mining ............... 55,563,411 24,552,160 340,876 80,456,447
Environmental & Facilities Services ......... 169,635 — — 169,635
Gold ................................ 463,177,826 174,422,725 7,798,245
a
645,398,796
Precious Metals & Minerals ............... 41,654,821 23,406,220 510,571 65,571,612
Silver ............................... 16,995,634 1,875,367 — 18,871,001
Rights :
Gold ................................ — — 48,444 48,444
Silver ............................... 1,110,360 — — 1,110,360
Warrants :
Diversified Metals & Mining ............... 18,717 — 519,231 537,948
Gold ................................ 276,350 2,212 1,785,101
a
2,063,663
Precious Metals & Minerals ............... — — 108,251 108,251
Silver ............................... 107,164 — — 107,164
Short Term Investments ................... 11,994,343 578,871 — 12,573,214
Total Investments in Securities ........... $599,037,530 $224,837,555
b
$11,110,719 $834,985,804
a
Includes financial instruments determined to have no value at October 31, 2022.
b
Includes foreign securities valued at $213,896,825, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2022, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2022, are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
d
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks
Diversified Metals &
Mining ......... $ 1,567,117 $ 563,514 $ (2,785,839) $ — $ — $ — $ — $ 996,084 $ 340,876 $ (222,637)
Gold ............ 10,603,419
e
3,720,819 (7,225,414) 2,898,345 — — — (2,198,924) 7,798,245
e
(3,817,034)
Precious Metals &
Minerals ........ 585,027 611,621 — — (585,027) — — (101,050) 510,571 (101,050)
Rights
Gold ............ 51,542 — — — — — — (3,098) 48,444 (3,098)
Warrants
Diversified Metals &
Mining ......... 1,277,893 —
e
— — — — — (758,662) 519,231 (758,662)
Gold ............ 1,887,657
e
—
e
—
e
272,633 — — — (375,189) 1,785,10 1
e
(375,189)
Precious Metals &
Minerals ........ 192,365 —
e
— — — — — (84,114) 108,251 (84,114)
Total Investments in Securities . $16,165,020 $4,895,954 $(10,011,253) $3,170,978 $(585,027) $ — $ — $ (2,524,953) $11,110,719 $ (5,361,784)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
e
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks:
Gold....................................... $5,728,490 Market comparables Discount for lack of marketability
2.3% - 4.1%
(2.9%)
Decrease
All Other Investments……...… 5,382,229
c,d
Total......................................... $11,110,719
6. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
d
Includes financial instruments determined to have no value at October 31, 2022.
Currency
AUD
Australian Dollar
CAD
Canadian Dollar
GBP
British Pound
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
CVR
Contingent Value Right
6. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.